EBP Asset rollforward and B.S. classification (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,241	$ 1,293
Actual return on plan assets	82	(11)
Employer contributions	65	65
Plan participants' contributions	0	0
Benefits paid	(130)	(101)
Settlements	(4)	(5)
Net increase (decrease) in fair value of plan assets	13	(52)
Fair value of plan asets at end of year	1,254	1,241
Funded status - overfunded (underfunded)	(212)	(223)
Accumulated benefit obligation	1,440	1,432
Overfunded/(underfunded) status of our pension plans and other postretirement benefit plans
Current liabilities	(2)	(2)
Noncurrent liabilities	(210)	(221)
Amounts included in accumulated other comprehensive income (loss):
Prior service credit	0	0
Net actuarial loss	(535)	(544)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline
Net regulatory assets (liabilities)	(21)	(8)
Other Postretirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	201	208
Actual return on plan assets	13	(1)
Employer contributions	7	5
Plan participants' contributions	2	2
Benefits paid	(15)	(13)
Settlements	0	0
Net increase (decrease) in fair value of plan assets	7	(7)
Fair value of plan asets at end of year	208	201
Funded status - overfunded (underfunded)	11	(1)
Overfunded/(underfunded) status of our pension plans and other postretirement benefit plans
Current liabilities	(7)	(7)
Noncurrent assets	18	6
Amounts included in accumulated other comprehensive income (loss):
Prior service credit	5	11
Net actuarial loss	(18)	(18)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline
Prior service credit	10	19
Net actuarial gain (loss)	8	6
Net regulatory assets (liabilities)	$ (94)	$ (78)